Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 and November 29, 2023.

a. Incentive Plan

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 57,793, 7,683 and 797 share options to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of $0.024 per share respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.024 per share to $0.05018 (0.024 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 29,953 of Class A ordinary shares. On August 19, 2022, the Company adopted a second amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 41,667 Class A ordinary shares from 29,953 Class A ordinary shares to 71,620 Class A ordinary shares. On December 15, 2023, the Company adopted a third amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 1,000,000 Class A ordinary shares from 71,620 Class A ordinary shares to 1,071,620 Class A ordinary shares. On February 20, 2024, the Company adopted a fourth amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 3,000,000 Class A ordinary shares from 1,071,620 Class A ordinary shares to 4,071,620 Class A ordinary shares.

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Risk-free interest rate	1.74%	3.54%
Volatility	109.99%	102.39%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares*	979.08	7.80

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the years ended December 31, 2022 and 2023 is presented below:

	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2021	24,785	0.0504	9,751.82	7.84	26,237
Granted	1,244	0.0504	979.08
Exercised	(1,431)	0.0504	8,129.40
Forfeited	(69)	0.0504	9,963.15
Options outstanding at December 31, 2022	24,529	0.0504	9,400.37	6.93	3,028
Granted	37,494	0.0025	54.21
Exercised	(18,332)	0.0504	54.21
Forfeited	(325)	0.0504	4,504.06
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Options vested and expected to vest as of December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Options exercisable as of December 31, 2023	43,366	0.0504	5,289.26	7.45	13,696

*	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $3.71 of the Company’s ordinary share on December 31, 2023.

The fair values of the options granted for the years ended December 31, 2022 and 2023 are as follows, no options granted for the year ended December 31, 2021:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Weighted average grant date fair value of option per share*	979.08	54.21
Aggregate grant date fair value of options	1,224	2,037

*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 , to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

As of December 31, 2023, there was no unrecognized compensation cost related to unvested share options.

Total share-based compensation expense of the above-mentioned incentive plan for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023
Cost of revenue	40,588	12,377	887
Selling and marketing	23,870	6,840	1,572
General and administrative	86,719	24,499	23,263
Total share-based compensation expense	151,177	43,716	25,722

b. Earn-out compensation from SPAC Transaction

In connection with SPAC Transaction, 16,667 earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 8,333 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $3,960 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 4,167 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $5,460 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 4,167 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $7,200 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.

The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy.

The Company recognized RMB94,266 share-based compensation expense of earn-out shares for the year ended December 31, 2021. The Company reversed RMB25,121 share-based compensation expense of earn-out shares related to prior years for the year ended December 31, 2022. No share-based compensation expense of earn-out shares was recorded during the year ended December 31, 2023.

c. Share Incentive

In May 2021, the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of Guangdong Wanhe exceeds RMB30 million for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55 million in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65 million in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.

The Group recognized RMB3,874 share-based compensation expense of Share Incentive for the year ended December 31, 2021.

Due to the unfulfillment of the revenue for the period from acquisition date through December 31, 2021 and during the fiscal year of 2022, the Group reversed RMB3,874 share-based compensation expense of Share Incentive for the year ended December 31, 2022.

No share-based compensation expense of Share Incentive was recorded during the year ended December 31, 2023.